Capital Assets - Summary of Capital Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 21,471	$ 41,113
Depreciation expense			$ 4,086
Impairments (note 24)	665	7,070	5,689
Ending balance	18,791	21,471	41,113
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	48,765	63,272
Additions	1,059	975
Disposals	(4,575)	(128)
Sold - discontinued operations (note 6)		(13,825)
Effect of foreign exchange differences	(64)	(359)
Ending balance	45,185	48,765	63,272
Cost | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Impact of adopting IFRS 16				$ (1,170)
Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		62,102
Ending balance			62,102
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	27,294	22,159
Depreciation expense	2,779	3,734
Disposals	(4,311)	(122)
Impairments (note 24)	665	7,070
Sold - discontinued operations (note 6)		(5,342)
Effect of foreign exchange differences	(33)	(78)
Ending balance	26,394	27,294	22,159
Accumulated Depreciation | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Impact of adopting IFRS 16				(127)
Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		22,032
Ending balance			22,032
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,958
Ending balance	3,763	3,958
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,567	4,567
Ending balance	4,567	4,567	4,567
Land and Buildings | Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		4,567
Ending balance			4,567
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	609	414
Depreciation expense	195	195
Ending balance	804	609	414
Land and Buildings | Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		414
Ending balance			414
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,129
Ending balance	4,448	5,129
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,558	16,034
Additions	214	61
Disposals	(1,380)	(5)
Sold - discontinued operations (note 6)		(7,307)
Effect of foreign exchange differences	(43)	(225)
Ending balance	7,349	8,558	16,034
Leasehold Improvements | Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		16,034
Ending balance			16,034
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,429	4,421
Depreciation expense	710	786
Disposals	(1,380)	(2)
Impairments (note 24)	167	559
Sold - discontinued operations (note 6)		(2,297)
Effect of foreign exchange differences	(25)	(38)
Ending balance	2,901	3,429	4,421
Leasehold Improvements | Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		4,421
Ending balance			4,421
Production and Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,621
Ending balance	9,696	11,621
Production and Laboratory Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	32,417	38,885
Additions	295	712
Disposals	(2,791)	(109)
Sold - discontinued operations (note 6)		(5,774)
Effect of foreign exchange differences	(17)	(127)
Ending balance	29,904	32,417	38,885
Production and Laboratory Equipment | Cost | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Impact of adopting IFRS 16				(1,170)
Production and Laboratory Equipment | Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		37,715
Ending balance			37,715
Production and Laboratory Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20,796	15,071
Depreciation expense	1,450	2,136
Disposals	(2,527)	(106)
Impairments (note 24)	498	6,408
Sold - discontinued operations (note 6)		(2,550)
Effect of foreign exchange differences	(9)	(36)
Ending balance	20,208	20,796	15,071
Production and Laboratory Equipment | Accumulated Depreciation | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Impact of adopting IFRS 16				$ (127)
Production and Laboratory Equipment | Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		14,944
Ending balance			14,944
Furniture and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	763
Ending balance	884	763
Furniture and Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,223	3,786
Additions	550	202
Disposals	(404)	(14)
Sold - discontinued operations (note 6)		(744)
Effect of foreign exchange differences	(4)	(7)
Ending balance	3,365	3,223	3,786
Furniture and Computer Equipment | Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		3,786
Ending balance			3,786
Furniture and Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,460	2,253
Depreciation expense	424	617
Disposals	(404)	(14)
Impairments (note 24)		103
Sold - discontinued operations (note 6)		(495)
Effect of foreign exchange differences	1	(4)
Ending balance	$ 2,481	2,460	2,253
Furniture and Computer Equipment | Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 2,253
Ending balance			$ 2,253